FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	$ (273)	$ 47
5% increase effect on net income (loss) and equity	(142)	25
Value on balance sheet	644	(1,824)
5% decrease effect on net income (loss) and equity	158	(28)
10% decrease effect on net income (loss) and equity	333	(58)
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(179)	(87)
5% increase effect on net income (loss) and equity	(94)	(45)
Value on balance sheet	1,974	955
5% decrease effect on net income (loss) and equity	104	50
10% decrease effect on net income (loss) and equity	219	106
Short Term Deposit [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(86)
5% increase effect on net income (loss) and equity	(45)
Value on balance sheet	943
5% decrease effect on net income (loss) and equity	50
10% decrease effect on net income (loss) and equity	105
Other receivables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(7)	(52)
5% increase effect on net income (loss) and equity	(3)	(27)
Value on balance sheet	72	568
5% decrease effect on net income (loss) and equity	4	30
10% decrease effect on net income (loss) and equity	8	63
Trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	19	115
5% increase effect on net income (loss) and equity	10	60
Value on balance sheet	(206)	(933)
5% decrease effect on net income (loss) and equity	(11)	(67)
10% decrease effect on net income (loss) and equity	(23)	(141)
Other payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	87	154
5% increase effect on net income (loss) and equity	46	81
Value on balance sheet	(962)	(1,495)
5% decrease effect on net income (loss) and equity	(51)	(89)
10% decrease effect on net income (loss) and equity	(107)	(188)
Total NIS-linked balances [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(166)	130
5% increase effect on net income (loss) and equity	(86)	69
Value on balance sheet	1,821	(905)
5% decrease effect on net income (loss) and equity	96	(76)
10% decrease effect on net income (loss) and equity	202	(160)
Euro-linked trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(107)	(83)
5% increase effect on net income (loss) and equity	(56)	(44)
Value on balance sheet	(1,177)	(919)
5% decrease effect on net income (loss) and equity	62	48
10% decrease effect on net income (loss) and equity	$ 131	$ 102